Long-term Borrowings in relation to the Headquarters Project (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Borrowings

	As of December 31,
	2023	2024
	(in US$ thousands)
Long-term borrowings	$11,027	$46,469

Schedule of Future Principal Repayments on Long-term Borrowings	Future principal repayments on the long-term borrowings are as follows:

As of December 31, 2024
(in US$ thousands)

2025	$—
2026	—
2027	—
2028	549
2029	2,930
Thereafter	42,990
Total	$46,469